Income Taxes Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accrued pension and other postretirement benefits	$ 155	$ 104
Other accrued liabilities	130	59
Accrued environmental remediation liabilities	94	95
Investment in partnerships	81	134
Stock-based compensation	60	65
Asset retirement obligations	12	12
Other	10	21
Tax credit carryforwards	8	11
Total deferred tax assets	550	501
Less: valuation allowance	(8)	(8)
Deferred tax assets, net	542	493
Deferred tax liabilities:
Accelerated depreciation and property related items	1,198	1,126
Deferred maintenance costs, including refinery turnarounds	204	200
Inventory	131	50
Other	79	3
Amortization of intangible assets	64	68
Total deferred tax liabilities	1,676	1,447
Deferred tax liabilities, net	$ 1,134	$ 954